Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash and cash equivalents	$ 9,905,480	$ 37,539
Short-term investments	1,117,769
Accounts receivable	411,715
Prepaids and other receivables	1,865,816	16,330
Total current assets	13,300,780	53,869
Non-current assets
Royalties	256,833,456
Exploration and evaluation assets	7,711,535
Long-term investments	1,586,600
Other long-term assets	66,470	1,587
Total non-current assets	266,198,061	1,587
Total assets	279,498,841	55,456
Current Liabilities
Accounts payable and accrued liabilities	6,884,679	75,452
Current portion of lease obligation	36,311
Due to former parent company		120,930
Total current liabilities	6,920,990	196,382
Non-current liabilities
Lease obligation	11,300
Derivative liability	4,549,074
Deferred income tax liability	42,700,000
Total liabilities	54,181,364	196,382
Equity
Issued Capital	228,619,530	1
Reserves	11,403,811
Accumulated deficit	(15,146,866)	(140,631)
Accumulated other comprehensive income (loss)	441,002	(296)
Total equity	225,317,477	(140,926)
Total equity and liabilities	$ 279,498,841	$ 55,456